Accounts receivable net (Details 1) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)
Balance at beginning of period | $	$ 0		$ 28
Less: write-off of doubtful accounts | $	0		(28)
Balance at end of period | $	$ 0		$ 0
ZHEJIANG TIANLAN
Balance at beginning of period		¥ 29,644		¥ 40,019
Add: provision for allowances		6,304		10,376
Less: reversal of provision for doubtful accounts		0		(677)
Less: write-off of doubtful accounts		0		(20,074)
Balance at end of period		¥ 35,952		¥ 29,644